SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Select Investor Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Select Investor Variable Annuity

Effective on May 1, 2019, the following Underlying Fund of BlackRock Variable Series Fund, Inc. (“BRVSFI”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
BlackRock iShares Dynamic Allocation V.I.	BlackRock 60/40 Target Allocation ETF V.I.	BlackRock Advisors, LLC	BRVSFI

Effective on May 1, 2019, the portfolio manager of the following Underlying Fund of the Seasons Series Trust (“SST”) has been changed as indicated below.

Underlying Fund Name	Former Portfolio Manager	New Portfolio Manager	Trust
SA Multi-Managed Large	Goldman Sachs Asset Management,	Goldman Sachs Asset Management,	SST
Cap Growth	L.P., Janus Capital Management	L.P., Morgan Stanley Investment
	LLC and SunAmerica Asset	Management Inc. and SunAmerica
	Management, LLC	Asset Management, LLC

Effective on May 1, 2019, the following Underlying Fund of the Franklin Templeton Variable Insurance Products Trust (“FTVIPT”) has been renamed as indicated below. Accordingly, all references in the prospectus are replaced as follows:

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
Franklin Founding Funds	Franklin Allocation VIP	Franklin Templeton	FTVIPT
Allocation VIP Fund	Fund	Services, LLC

Dated: May 1, 2019

Please keep this supplement with your prospectus.